CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net sales	$ 652,540	$ 576,844	$ 1,904,100	$ 1,702,460	$ 2,287,660	$ 2,075,465	$ 1,831,531
Cost of sales	451,453	401,295	1,317,276	1,183,227	1,592,263	1,443,582	1,270,354
Gross profit	201,087	175,549	586,824	519,233	695,397	631,883	561,177
Operating expenses:
Selling, general and administrative	161,047	139,863	471,542	416,342	557,100	510,136	457,051
Depreciation and amortization	13,200	11,478	38,090	33,891	45,421	43,152	37,152
Stock-based compensation	2,892	121	25,853	384	10,409	1,659	2,905
Total operating expenses	177,139	151,462	535,485	450,617	612,930	554,947	497,108
Income from operations	23,948	24,087	51,339	68,616	82,467	76,936	64,069
Other expense:
Interest expense, net	7,342	13,526	39,232	40,412	55,362	49,698	47,147
Debt extinguishment and modification costs	472	0	5,634	0	5,253	1,466	0
Total other expense	7,814	13,526	44,866	40,412	60,615	51,164	47,147
Income before income taxes	16,134	10,561	6,473	28,204	21,852	25,772	16,922
Income tax expense	3,689	2,892	886	7,724	5,984	5,171	6,724
Net income (loss)	12,445	7,669	$ 5,587	$ 20,480	15,868	20,601	10,198
Comprehensive income (loss)	$ 12,445	$ 7,669			$ 15,868	$ 20,601	$ 10,198
Basic earnings (net loss) per share (in usd per share)	$ 0.14	$ 0.11	$ 0.07	$ 0.30	$ 0.24	$ 0.30	$ 0.15
Diluted earnings (net loss) per share (in usd per share)	$ 0.13	$ 0.11	$ 0.07	$ 0.30	$ 0.23	$ 0.30	$ 0.15
Weighted average shares outstanding:
Basic	88,345	68,477	75,778	68,473	68,473	68,232	68,260
Diluted	93,183	68,521	78,602	68,503	68,546	68,332	68,323
Unaudited pro forma basic earnings per share					$ 0.23
Unaudited pro forma diluted earnings per share					$ 0.23
Unaudited pro forma weighted average shares outstanding
Unaudited pro forma basic (in shares)					74,148
Unaudited pro forma diluted (in shares)					74,221